1
DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2021
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Shares Security Description Value
Common Stock - 98.0%
Communication Services - 3.5%
13,186 Cable One, Inc. $ 24,108,755
Consumer Discretionary - 4.7%
73,926 Bright Horizons Family Solutions,
Inc.
(a)
12,674,613
147,618 CarMax, Inc.
(a)
19,583,004
32,257,617
Financials - 7.9%
26,113 Markel Corp.
(a)
29,758,897
83,712 Moody's Corp. 24,997,240
54,756,137
Health Care - 18.6%
77,664 Bio-Techne Corp. 29,662,212
19,416 IDEXX Laboratories, Inc.
(a)
9,500,443
66,580 Illumina, Inc.
(a)
25,570,715
17,884 Intuitive Surgical, Inc.
(a)
13,215,203
27,981 Masimo Corp.
(a)
6,426,116
68,475 Teleflex, Inc. 28,448,623
59,078 Veeva Systems, Inc., Class A
(a)
15,433,537
128,256,849
Industrials - 21.4%
20,195 CoStar Group, Inc.
(a)
16,598,069
356,209 Fastenal Co. 17,910,188
129,266 HEICO Corp., Class A 14,684,618
47,216 Old Dominion Freight Line, Inc. 11,351,199
50,720 Roper Technologies, Inc. 20,457,405
35,561 TransDigm Group, Inc.
(a)
20,907,023
131,602 Verisk Analytics, Inc. 23,252,757
207,293 Waste Connections, Inc. 22,383,498
147,544,757
Information Technology - 25.7%
86,775 ANSYS, Inc.
(a)
29,465,319
35,561 Atlassian Corp. PLC, Class A
(a)
7,494,836
364,464 Black Knight, Inc.
(a)
26,966,691
202,699 BlackLine, Inc.
(a)
21,972,572
278,546 Brooks Automation, Inc. 22,743,281
28,086 Coupa Software, Inc.
(a)
7,147,325
46,307 Crowdstrike Holdings, Inc.,
Class A
(a)
8,451,491
136,898 Envestnet, Inc.
(a)
9,888,142
95,574 Guidewire Software, Inc.
(a)
9,713,186
36,262 Okta, Inc.
(a)
7,993,233
206,541 PROS Holdings, Inc.
(a)
8,777,992
47,711 Qualys, Inc.
(a)
4,999,159
25,983 Twilio, Inc.
(a)
8,853,967
33,796 Workiva, Inc.
(a)
2,982,835
177,450,029
Shares Security Description Value
Materials - 8.6%
127,527 Ecolab, Inc. $ 27,299,705
188,111 Vulcan Materials Co. 31,743,731
59,043,436
Real Estate - 7.6%
269,045 CBRE Group, Inc., Class A
(a)
21,284,150
111,979 SBA Communications Corp. REIT 31,079,771
52,363,921
Total Common Stock (Cost $522,025,692) 675,781,501
Investments, at value - 98.0% (Cost
$522,025,692) $ 675,781,501
Other Assets & Liabilities, Net - 2.0% 13,556,530
Net Assets - 100.0% $ 689,338,031
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2021
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 675,781,501
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 675,781,501